Risks and Financial Instruments - Financial assets and liabilities exposed to floating interest rates (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Summary of risks and financial instruments [line items]
Net liability position	R$ (6,058.6)	R$ (5,286.6)
CDI [member]
Summary of risks and financial instruments [line items]
Net liability position	(5,176.4)	(4,446.8)
CDI [member] | Cash equivalent [member]
Summary of risks and financial instruments [line items]
Net liability position	3,722.3	4,821.6
CDI [member] | Financial Investments [member]
Summary of risks and financial instruments [line items]
Net liability position	2,537.3	1,153.0
CDI [member] | Asset position foreign exchange hedging [member]
Summary of risks and financial instruments [line items]
Net liability position	33.9	29.9
CDI [member] | Loans and debentures [member]
Summary of risks and financial instruments [line items]
Net liability position	(8,440.9)	(7,987.3)
CDI [member] | Liability position foreign exchange hedging instruments [member]
Summary of risks and financial instruments [line items]
Net liability position	(2,205.5)	(1,877.4)
CDI [member] | Liability position hedging instruments pre fixed [member]
Summary of risks and financial instruments [line items]
Net liability position	(823.5)	(586.6)
TJLP [member]
Summary of risks and financial instruments [line items]
Net liability position	(201.2)	(301.9)
TJLP [member] | Loans tjlp [member]
Summary of risks and financial instruments [line items]
Net liability position	(201.2)	(301.9)
LIBOR [member]
Summary of risks and financial instruments [line items]
Net liability position	(625.5)	(434.2)
LIBOR [member] | Asset position foreign exchange hedging instruments [member]
Summary of risks and financial instruments [line items]
Net liability position	811.6	984.3
LIBOR [member] | Loans libor [member]
Summary of risks and financial instruments [line items]
Net liability position	(1,437.1)	(1,418.5)
Tiie [member]
Summary of risks and financial instruments [line items]
Net liability position	(4.0)	(3.4)
Tiie [member] | Loans tiie [member]
Summary of risks and financial instruments [line items]
Net liability position	(4.0)	(3.4)
SELIC [member]
Summary of risks and financial instruments [line items]
Net liability position	(51.5)	(100.3)
SELIC [member] | Loans selic [member]
Summary of risks and financial instruments [line items]
Net liability position	R$ (51.5)	R$ (100.3)